DIVESTITURES	12 Months Ended
Dec. 31, 2023
DIVESTITURES
DIVESTITURES

24.  DIVESTITURES

During the year ended December 31, 2023, GFL divested three non-core U.S. Solid Waste businesses for aggregate proceeds of $1,649.2 million, resulting in a gain on divestiture of $575.0 million.

The three non-core U.S. Solid Waste businesses, which were included within GFL’s Solid Waste USA segment, did not meet the criteria to be classified as discontinued operations as they did not represent a major line of business or geographical area of operations.